Revenues and Deferred Revenue - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Abstract]
Deferred revenue	¥ 1,113,923	¥ 1,690,946	¥ 2,348,179